Equity and Divestitures - Schedule of Illustrates the Shareholders’ Equity (Details) - SPAC Merger [Member] - shares	6 Months Ended
	Jun. 30, 2025		Dec. 31, 2024	Jun. 30, 2024
Schedule of Illustrates the Shareholders [Line Items]
Balance at beginning	38,437,442		32,506,781	31,617,370
Shares issued	53,820,401		5,930,661	889,411
Balance at ending	92,257,843	[1]	38,437,442	32,506,781

[1]	The shares represent a change in ownership resulting from the conversion of earned amounts into ordinary shares, as disclosed in Schedule 13D/A.